Loans and advances to customers - Schedule of the breakdown of the securitized loans (Details) - Securitized loans and loans and advances to customers - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 80,824	€ 75,738	€ 82,603
Securitised mortgage assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	17,782	16,994	16,265
Securitised mortgage assets | UK
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	9,034	6,096	4,144
Other securitised assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 63,042	€ 58,744	€ 66,338